Revenues - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 161,477	$ 24,108	¥ 165,609
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	93,728	13,993	98,405
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 67,749	$ 10,115	¥ 67,204